Total
METROPOLITAN WEST ALPHA TRAK 500 FUND
Metropolitan West AlphaTrak 500 Fund
Investment Objective
The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the S&P 500 Index.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	METROPOLITAN WEST ALPHA TRAK 500 FUND M Class USD ($)
Shareholder Fees (Fees paid directly from your investment)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	METROPOLITAN WEST ALPHA TRAK 500 FUND M Class
Management Fees	0.29%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.75%
Shareholder Servicing Expenses	0.07%	[2]
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver and/or Expense Reimbursement	(0.14%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.92%
[1]	The management fee paid to the Metropolitan West Asset Management, LLC (the “Adviser”) for providing services to the Fund consists of a basic fee at an annual rate of 0.35% of the Fund’s average net assets and a positive or negative performance adjustment of up to an annual rate of 0.35% (applied to the average assets for the rolling 3-month performance period), resulting in a total minimum fee of 0% and a total maximum fee of 0.70%. The average monthly management fee for the year ended March 31, 2020 was 0.29% (annual rate).
[2]	The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M Class assets serviced by those intermediaries for shareholder services.
[3]	The Adviser has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable share class. The Adviser may recoup reduced fees and expenses only within three years, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2021. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2021). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
METROPOLITAN WEST ALPHA TRAK 500 FUND | Class M | USD ($)	94	323	571	1,282

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an enhanced S&P 500 Index fund that combines a fixed-income portfolio with non-leveraged investments in S&P 500 Index futures. The Adviser actively manages the fixed-income portfolio in an effort to produce an investment return that, when combined with the Fund’s return on the S&P 500 Index futures, will exceed the total return of the S&P 500 Index. The Fund may also use S&P 500 swap contracts together or in lieu of the S&P 500 Index futures. The Fund is not designed for investors that are sensitive to taxable gains.

The Fund pursues its objective by investing, under normal circumstances, in S&P 500 Index futures contracts with a contractual or “notional” value substantially equal to the Fund’s total assets and in fixed-income securities. The Fund typically makes margin deposits with futures commission merchants with a total value equal to approximately 4% to 5% of the notional value of the futures contracts and invests the rest of its assets in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations, mortgage-related issuers and governments. The portfolio duration is up to three years and the dollar-weighted average maturity is up to five years. Under normal circumstances, at least 85% of the Fund’s fixed income investments are securities rated at least investment grade or unrated securities determined by the Adviser to be of comparable quality. Up to 15% of the Fund’s fixed income investments may be invested in securities rated below investment grade (commonly known as “junk bonds”).

The Fund invests in the U.S. and abroad, including emerging markets. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 15% of its assets in emerging market securities.

The Fund’s investments typically include bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, swaps (including credit default swaps), futures, options, private placements, defaulted debt securities and restricted securities. The Fund’s investments may have interest rates that are fixed, variable or floating.

The Fund may normally borrow or sell securities short up to 25% of the value of its total assets.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.
  Market Risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.
  Interest Rate Risk: the risk that debt securities may decline in value because of changes in interest rates.
  Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.
  Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
  Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.
  Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.
  Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.
  Extension Risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter term securities.
  Mortgage-Backed Securities Risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interests rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.
  Asset-Backed Securities Risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.
  Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.
  Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.
  Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.
  Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.
  Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.
  U.S. Treasury Obligations Risk: the risk that the value of U.S. Treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.
  U.S. Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as a result, investments in securities or obligations issued by such entities involve credit risk greater than investments in other types of U.S. government securities.
  Other Investment Company Risk: the risk that investments by the Fund in the shares of other investment companies, including exchange-traded funds, are subject to the risks associated with such investment companies’ portfolio securities. Accordingly, the Fund’s investment in shares of another investment company will fluctuate based on the performance of such investment company’s portfolio securities. Further, Fund shareholders will indirectly bear a proportionate share of the expenses of any investment company in which the Fund invests, in addition to paying the Fund’s expenses.
  Short Sales Risk: the risk that the use of short sales, which are speculative investments, may cause the Fund to lose money if the value of a security does not go down as the Adviser expects. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, the use of short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other mutual funds that do not engage in short sales.
  Foreign Investing Risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, and regional economic volatility.
  Foreign Currency Risk: the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.
  Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.
  Sovereign Debt Risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.
  Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.
  Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.
  Non-U.S. Money Market Securities Risk: the risk of investing in non-U.S. money market securities, which, in addition to risks that are applicable to money market securities generally, such as credit risk and issuer risk, includes currency risk and liquidity risk.
  Distressed and Defaulted Securities Risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.
  Frequent Trading Risk: the risk that frequent trading may lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders of the Fund.
  Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.
  Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or those included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.
  Public Health Emergency Risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception date of Class M shares is June 29, 1998. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
AlphaTrak 500 Fund – Class M Shares Annual Total Returns for Years Ended 12/31

Year-to-Date Total Return of Class M Shares as of June 30, 2020: -4.04%

Highest:	15.75%	(quarter ended March 31, 2012)
Lowest:	-15.97%	(quarter ended September 30, 2011)

Average Annual Total Returns (For Periods Ended December 31, 2019)
Average Annual Total Returns - METROPOLITAN WEST ALPHA TRAK 500 FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class M	31.97%	12.89%	16.16%	7.29%	Jun. 29, 1998
Class M | After Taxes on Distributions	28.07%	11.74%	14.93%	4.97%	Jun. 29, 1998
Class M | After Taxes on Distributions and Sale of Fund Shares	19.42%	9.80%	13.03%	4.60%	Jun. 29, 1998
S&P 500 Index	31.49%	11.69%	13.55%	6.98%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.